Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Schedule of revenue by geographical location [Abstract]
Total	$ 476,932	$ 477,922	$ 2,079,609	$ 1,422,154
United States [Member]
Schedule of revenue by geographical location [Abstract]
Total	476,932	477,922	2,079,609	1,335,554
Foreign [Member]
Schedule of revenue by geographical location [Abstract]
Total				$ 86,600